Schedule of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Shares outstanding beginning balance	848,819	415,678
Weighted average grant price outstanding beginning balance	$ 8.76	$ 12.50
Weighted average remaining contractual period outstanding beginning balance		8 years 5 months 12 days
Aggregate intrinsic value outstanding beginning balance
Shares granted	312,500	525,550
Weighted average grant price granted		$ 6.24
Weighted average remaining contractual period granted		9 years 4 months 20 days
Aggregate intrinsic value granted
Shares exercised
Shares forfeited or expired		(92,409)
Weighted average grant price forfeited or expired		$ 11.18
Aggregate intrinsic value forfeited or expired
Shares outstanding ending balance		848,819
Weighted average grant price outstanding ending balance		$ 8.76
Weighted average remaining contractual period outstanding ending balance		8 years 7 months 2 days
Aggregate intrinsic value outstanding ending balance
Shares exercisable ending balance		361,501
Weighted average grant price exercisable ending balance		$ 11.81
Weighted average remaining contractual period exercisable ending balance		7 years 9 months 7 days
Aggregate intrinsic value exercisable ending balance
Shares vested and expected to vest		659,465
Weighted average grant price vested and expected to vest		$ 9.48
Weighted average remaining contractual period vested and expected to vest		8 years 4 months 20 days
Aggregate intrinsic value vested and expected to vest